UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):     [X]is a restatement.
                                     [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware          August 1, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     148

Form 13F Information Table Value Total:     $2,003,946
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name

           Column 1             Column 2   Column 3  Column 4      Column 5      Column 6  Column 7            Column 8
                                                                    SHRS OR
                                                                    SH/PUT/
        NAME OF ISSUER          TITLE OF               VALUE        PRN AMT     INVESTMENT  OTHER          VOTING AUTHORITY
                                  CLASS     CUSIP    (x$1000)       PRN CALL    DISCRETION MANAGERS    SOLE     SHARED    NONE
3M Company                         Com    88579Y101    $17,724    214,400   SH     Sole               214,400
3M Company                         Com    88579Y101     $4,944     59,800   SH     Sole                                     59,800
Adobe Systems                      Com    00724F101    $16,845    458,000   SH     Sole               458,000
Adobe Systems                      Com    00724F101     $4,693    127,600   SH     Sole                                    127,600
Amazon.com, Inc.                   Com    023135106    $41,890    311,400   SH     Sole               311,400
Amazon.com, Inc.                   Com    023135106    $12,107     90,000   SH     Sole                                     90,000
Ambev ADR                          ADR    20441W203    $19,071    188,650   SH     Sole               188,650
Ambev ADR                          ADR    20441W203    $10,358    102,462   SH     Sole                                    102,462
Apple Computer, Inc.               Com    037833100    $55,781    264,700   SH     Sole               264,700
Apple Computer, Inc.               Com    037833100    $15,004     71,200   SH     Sole                                     71,200
BAIDU.COM                          ADR    056752108     $4,392     10,680   SH     Sole                10,680
BAIDU.COM                          ADR    056752108     $1,501      3,650   SH     Sole                                      3,650
Banco Santander Brazil SA ADR      ADR    05967A107       $113      8,000   SH     Sole                 8,000
Broadcom Corporation               Com    111320107     $9,051    287,600   SH     Sole               287,600
Broadcom Corporation               Com    111320107     $2,102     66,800   SH     Sole                                     66,800
Carnival Corporation               Com    143658300    $15,807    498,800   SH     Sole               498,800
Carnival Corporation               Com    143658300     $4,323    136,400   SH     Sole                                    136,400
Caterpillar, Inc.                  Com    149123101    $13,068    229,300   SH     Sole               229,300
Caterpillar, Inc.                  Com    149123101     $2,593     45,500   SH     Sole                                     45,500
Celgene Corporation                Com    151020104    $10,885    195,500   SH     Sole               195,500
Celgene Corporation                Com    151020104     $3,847     69,100   SH     Sole                                     69,100
Cerner Corporation                 Com    156782104     $6,521     79,100   SH     Sole                79,100
Cerner Corporation                 Com    156782104     $1,179     14,300   SH     Sole                                     14,300
Cia Siderurgica Nacional ADR       ADR    20440W105    $24,155    752,300   SH     Sole               752,300
Cia Siderurgica Nacional ADR       ADR    20440W105    $14,159    440,900   SH     Sole                                    440,900
Cisco Systems                      Com    17275R102    $38,256  1,598,000   SH     Sole             1,598,000
Cisco Systems                      Com    17275R102    $10,924    456,300   SH     Sole                                    456,300
Coca-Cola Company                  Com    191216100    $10,841    190,200   SH     Sole               190,200
Coca-Cola Company                  Com    191216100     $3,996     70,100   SH     Sole                                     70,100
Cognizant Technology Solutions     Com    192446102    $54,863  1,210,300   SH     Sole             1,210,300
Cognizant Technology Solutions     Com    192446102    $15,077    332,600   SH     Sole                                    332,600
Colgate Palmolive                  Com    194162103    $25,992    316,400   SH     Sole               316,400
Colgate Palmolive                  Com    194162103     $7,262     88,400   SH     Sole                                     88,400
CSX Corp.                          Com    126408103    $39,965    824,200   SH     Sole               824,200
CSX Corp.                          Com    126408103    $12,704    262,000   SH     Sole                                    262,000
Cummins, Inc.                      Com    231021106    $16,413    357,900   SH     Sole               357,900
Cummins, Inc.                      Com    231021106     $4,407     96,100   SH     Sole                                     96,100
Deere & Co.                        Com    244199105     $2,115     38,900   SH     Sole                38,900
Deere & Co.                        Com    244199105     $1,631     30,000   SH     Sole                                     30,000
EMC Corp.                          Com    268648102    $29,970  1,715,500   SH     Sole             1,715,500
EMC Corp.                          Com    268648102     $8,150    466,500   SH     Sole                                    466,500
Fibria Celulose SA ADR             ADR    31573A109    $10,293    450,644   SH     Sole               450,644
Fibria Celulose SA ADR             ADR    31573A109     $3,551    155,458   SH     Sole                                    155,458
Freeport-McMoRan Copper & Gold     Com    35671D857    $37,427    466,150   SH     Sole               466,150
Freeport-McMoRan Copper & Gold     Com    35671D857    $10,518    131,000   SH     Sole                                    131,000
Gilead Sciences, Inc.              Com    375558103    $25,444    588,040   SH     Sole               588,040
Gilead Sciences, Inc.              Com    375558103     $7,423    171,540   SH     Sole                                    171,540
Goldman Sachs Group, Inc.          Com    38141G104    $38,044    225,325   SH     Sole               225,325
Goldman Sachs Group, Inc.          Com    38141G104    $10,924     64,700   SH     Sole                                     64,700
Google, Inc.                       Com    38259P508    $56,750     91,535   SH     Sole                91,535
Google, Inc.                       Com    38259P508    $15,038     24,255   SH     Sole                                     24,255
Icici Bank ADR                     ADR    45104G104    $30,402    806,200   SH     Sole               806,200
Icici Bank ADR                     ADR    45104G104    $16,072    426,200   SH     Sole                                    426,200
Infosys Technologies ADR           ADR    456788108     $9,330    168,800   SH     Sole               168,800
Infosys Technologies ADR           ADR    456788108     $3,056     55,300   SH     Sole                                     55,300
Itau Unibanco Holding SA ADR       ADR    465562106    $52,810  2,311,477   SH     Sole             2,311,477
Itau Unibanco Holding SA ADR       ADR    465562106    $26,734  1,170,135   SH     Sole                                  1,170,135
Juniper Networks, Inc.             Com    48203R104    $27,193  1,019,600   SH     Sole             1,019,600
Juniper Networks, Inc.             Com    48203R104     $7,033    263,700   SH     Sole                                    263,700
KB Financial Group Inc             ADR    48241A105       $193      3,800   SH     Sole                 3,800
Kohl's Corporation                 Com    500255104    $23,465    435,100   SH     Sole               435,100
Kohl's Corporation                 Com    500255104     $6,984    129,500   SH     Sole                                    129,500
Las Vegas Sands Corp.              Com    517834107    $10,936    732,000   SH     Sole               732,000
Las Vegas Sands Corp.              Com    517834107     $3,208    214,700   SH     Sole                                    214,700
Life Technologies Corporation      Com    53217V109    $25,802    494,100   SH     Sole               494,100
Life Technologies Corporation      Com    53217V109     $8,611    164,900   SH     Sole                                    164,900
McDermott Intl, Inc.               Com    580037109     $8,706    362,600   SH     Sole               362,600
McDermott Intl, Inc.               Com    580037109     $2,713    113,000   SH     Sole                                    113,000
Mechel OAO ADR                     ADR    583840103    $11,774    625,600   SH     Sole               625,600
Mechel OAO ADR                     ADR    583840103     $4,063    215,900   SH     Sole                                    215,900
Medco Health Solutions, Inc.       Com    58405U102    $22,043    344,900   SH     Sole               344,900
Medco Health Solutions, Inc.       Com    58405U102     $6,449    100,900   SH     Sole                                    100,900
Micron Technology, Inc.            Com    595112103    $29,944  2,835,600   SH     Sole             2,835,600
Micron Technology, Inc.            Com    595112103     $7,757    734,611   SH     Sole                                    734,611
Microsoft Corp.                    Com    594918104    $18,523    607,700   SH     Sole               607,700
Microsoft Corp.                    Com    594918104     $5,188    170,200   SH     Sole                                    170,200
Mobile Telesystems ADR             ADR    607409109    $18,344    375,200   SH     Sole               375,200
Mobile Telesystems ADR             ADR    607409109     $9,147    187,100   SH     Sole                                    187,100
Morgan Stanley                     Com    617446448    $16,466    556,300   SH     Sole               556,300
Morgan Stanley                     Com    617446448     $4,588    155,000   SH     Sole                                    155,000
Mosaic Co.                         Com    61945A107    $16,163    270,600   SH     Sole               270,600
Mosaic Co.                         Com    61945A107     $4,450     74,500   SH     Sole                                     74,500
National Oilwell Varco, Inc.       Com    637071101    $11,847    268,700   SH     Sole               268,700
National Oilwell Varco, Inc.       Com    637071101     $6,384    144,800   SH     Sole                                    144,800
NetApp, Inc.                       Com    64110D104    $46,468  1,352,400   SH     Sole             1,352,400
NetApp, Inc.                       Com    64110D104    $13,029    379,200   SH     Sole                                    379,200
Newmont Mining Corporation         Com    651639106     $5,549    117,300   SH     Sole               117,300
Newmont Mining Corporation         Com    651639106     $1,135     24,000   SH     Sole                                     24,000
Nike, Inc. Class B                 Com    654106103    $15,962    240,600   SH     Sole               240,600
Nike, Inc. Class B                 Com    654106103     $4,936     74,400   SH     Sole                                     74,400
Pepsico, Inc.                      Com    713448108     $6,891    112,500   SH     Sole               112,500
Pepsico, Inc.                      Com    713448108     $1,874     30,600   SH     Sole                                     30,600
Petroleo Brasileiro ADR            ADR    71654V408    $40,400    843,248   SH     Sole               843,248
Petroleo Brasileiro ADR            ADR    71654V408    $20,716    432,400   SH     Sole                                    432,400
Precision Castparts Corp.          Com    740189105    $21,165    191,800   SH     Sole               191,800
Precision Castparts Corp.          Com    740189105     $5,584     50,600   SH     Sole                                     50,600
Priceline.Com                      Com    741503403    $25,549    116,975   SH     Sole               116,975
Priceline.Com                      Com    741503403     $7,408     33,918   SH     Sole                                     33,918
Red Hat, Inc.                      Com    756577102    $16,680    539,800   SH     Sole               539,800
Red Hat, Inc.                      Com    756577102     $4,944    160,000   SH     Sole                                    160,000
Salesforce.com, Inc.               Com    79466L302    $41,864    567,500   SH     Sole               567,500
Salesforce.com, Inc.               Com    79466L302    $11,353    153,900   SH     Sole                                    153,900
Samsung Electronics GDR Reg-S      ADR    796050888       $350      1,000   SH     Sole                 1,000
Schlumberger Ltd.                  Com    806857108    $35,277    540,200   SH     Sole               540,200
Schlumberger Ltd.                  Com    806857108    $10,487    160,600   SH     Sole                                    160,600
Seagate Technology                 Com    G7945J104    $37,839  2,080,200   SH     Sole             2,080,200
Seagate Technology                 Com    G7945J104    $10,619    583,800   SH     Sole                                    583,800
Southern Copper Corporation        Com    84265V105     $5,134    156,000   SH     Sole               156,000
Southern Copper Corporation        Com    84265V105     $1,771     53,800   SH     Sole                                     53,800
Sterlite Industries India
Ltd. ADR                           ADR    859737207     $1,299     71,300   SH     Sole                71,300
Stryker Corporation                Com    863667101    $15,035    297,600   SH     Sole               297,600
Stryker Corporation                Com    863667101     $4,431     87,700   SH     Sole                                     87,700
Target                             Com    87612E106    $14,463    299,000   SH     Sole               299,000
Target                             Com    87612E106     $4,648     96,100   SH     Sole                                     96,100
Teva Pharmaceutical Ind. ADR       ADR    881624209     $8,315    148,000   SH     Sole               148,000
Teva Pharmaceutical Ind. ADR       ADR    881624209     $2,719     48,400   SH     Sole                                     48,400
Texas Instruments, Inc.            Com    882508104    $12,475    478,700   SH     Sole               478,700
Texas Instruments, Inc.            Com    882508104     $3,346    128,400   SH     Sole                                    128,400
TIM Participacoes SA               ADR    88706P106     $4,495    151,300   SH     Sole               151,300
TIM Participacoes SA               ADR    88706P106     $1,581     53,200   SH     Sole                                     53,200
Transocean, Ltd.                   Com    H8817H100    $10,665    128,800   SH     Sole               128,800
Transocean, Ltd.                   Com    H8817H100     $1,242     15,000   SH     Sole                                     15,000
Ultra Petroleum Corp.              Com    903914109     $7,903    158,500   SH     Sole               158,500
Union Pacific Corp.                Com    907818108    $31,586    492,200   SH     Sole               492,200
Union Pacific Corp.                Com    907818108    $10,229    159,400   SH     Sole                                    159,400
United Technologies Corp.          Com    913017109    $30,235    435,600   SH     Sole               435,600
United Technologies Corp.          Com    913017109     $7,975    114,900   SH     Sole                                    114,900
Vale SA SP ADR                     ADR    91912E105    $16,027    552,100   SH     Sole               552,100
Vale SA SP ADR                     ADR    91912E105    $11,336    390,500   SH     Sole                                    390,500
VF Corp.                           Com    918204108    $12,861    175,600   SH     Sole               175,600
VF Corp.                           Com    918204108     $2,556     34,900   SH     Sole                                     34,900
Visa, Inc.                         Com    92826C839    $12,463    142,500   SH     Sole               142,500
Visa, Inc.                         Com    92826C839     $2,974     34,000   SH     Sole                                     34,000
Vivo Participacoes SA ADR          ADR    92855S200     $8,510    274,500   SH     Sole               274,500
Vivo Participacoes SA ADR          ADR    92855S200     $2,669     86,100   SH     Sole                                     86,100
VMware, Inc.                       Com    928563402    $17,978    424,200   SH     Sole               424,200
VMware, Inc.                       Com    928563402     $5,170    122,000   SH     Sole                                    122,000
Wal Mart Stores, Inc.              Com    931142103     $7,857    147,000   SH     Sole               147,000
Wal Mart Stores, Inc.              Com    931142103     $1,823     34,100   SH     Sole                                     34,100
Warner Chilcott Plc.               Com    G94368100     $9,740    342,098   SH     Sole               342,098
Weatherford International Ltd.     Com    H27013103     $5,796    323,600   SH     Sole               323,600
Weatherford International Ltd.     Com    H27013103     $1,746     97,500   SH     Sole                                     97,500
Wellpoint, Inc.                    Com    94973V107    $14,089    241,700   SH     Sole               241,700
Wellpoint, Inc.                    Com    94973V107     $4,220     72,400   SH     Sole                                     72,400
Wells Fargo Company                Com    949746101    $16,378    606,800   SH     Sole               606,800
Wells Fargo Company                Com    949746101     $4,974    184,300   SH     Sole                                    184,300
Yahoo, Inc.                        Com    984332106    $10,600    631,700   SH     Sole               631,700
Yahoo, Inc.                        Com    984332106     $2,084    124,200   SH     Sole                                    124,200